Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

September 26, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Eaton Vance Municipal Income Trust (the “Registrant”) (File No. 333-210445)

Ladies and Gentlemen:

The Form 497 filing filed with the United States Securities and Exchange Commission (the “Commission”)  on June 14, 2016 (Accession No. 0000940394-16-002658) (the “Filing”) was filed in error.   The Filing was inadvertently filed under the incorrect file number under the Securities Act of 1933, as amended (the “1933 Act”).  A subsequent filing has been made with the Commission on June 14, 2016 (Accession No. 0000940394-16-002661) under the correct 1933 Act file number (File No. 333-158147).

If you have questions or require further information, please contact the undersigned at (617) 672-8520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President